Stock-Based Compensation - Summary of Stock Option Activity (Detail) - 2012 Equity Incentive Plan [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options outstanding at January 1, 2021	10,537,623	8,066,814	7,093,394
Number of Options Granted	2,296,277	3,683,015	1,679,342
Number of Options Exercised	257,830	36,055	20,224
Number of Options Forfeited, canceled, or expired	201,739	1,176,151	685,698
Number of Options Options outstanding at June 30, 2021	12,374,331	10,537,623	8,066,814	7,093,394
Number of Options Vested and expected to vest at June 30, 2021	11,027,381	9,040,826
Number of Options Exercisable at June 30, 2021	5,477,466	4,510,574
Weighted- Average Exercise Price Options outstanding at January 1, 2021	$ 3.27	$ 2.86	$ 2.67
Weighted- Average Exercise Price Granted	8,310	3.94	3.50
Weighted- Average Exercise Price Exercised	2,280	2.08	1.80
Weighted- Average Exercise Price Forfeited, canceled, or expired	4,710	2.55	2.56
Weighted- Average Exercise Price Options outstanding at June 30, 2021	4,210	3.27	$ 2.86	$ 2.67
Weighted- Average Exercise Price Vested and expected to vest at June 30, 2021	4,110	3.21
Weighted- Average Exercise Price Exercisable at June 30, 2021	$ 3,170	$ 2.70
Weighted- Average Remaining Contractual Term Options outstanding	7 years 9 months 18 days	7 years 10 months 24 days	7 years 9 months 18 days	7 years 10 months 24 days
Weighted- Average Remaining Contractual Term Vested and expected to vest at June 30, 2021	7 years 8 months 12 days	7 years 8 months 12 days
Weighted- Average Remaining Contractual Term Exercisable at June 30, 2021	6 years 4 months 24 days	6 years 3 months 18 days
Share-based Payment Arrangement, Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options outstanding at January 1, 2021	225,067	215,067	235,067
Number of Options Granted	0	10,000	0
Number of Options Exercised	76,667		3,125
Number of Options Forfeited, canceled, or expired	103,400		16,875
Number of Options Options outstanding at June 30, 2021	45,000	225,067	215,067	235,067
Number of Options Vested and expected to vest at June 30, 2021	52,897	224,673
Number of Options Exercisable at June 30, 2021	50,083	219,650
Weighted- Average Exercise Price Options outstanding at January 1, 2021	$ 1.31	$ 1.20	$ 1.39
Weighted- Average Exercise Price Granted		3.57
Weighted- Average Exercise Price Exercised	1.15		3.38
Weighted- Average Exercise Price Forfeited, canceled, or expired	0.76		3.38
Weighted- Average Exercise Price Options outstanding at June 30, 2021	2.83	1.31	$ 1.20	$ 1.39
Weighted- Average Exercise Price Vested and expected to vest at June 30, 2021	2.67	1.30
Weighted- Average Exercise Price Exercisable at June 30, 2021	$ 2.62	$ 1.25
Weighted- Average Remaining Contractual Term Options outstanding	6 years 4 months 24 days	4 years 6 months	5 years 3 months 18 days	6 years 7 months 6 days
Weighted- Average Remaining Contractual Term Vested and expected to vest at June 30, 2021	5 years 6 months	4 years 6 months
Weighted- Average Remaining Contractual Term Exercisable at June 30, 2021	5 years 3 months 18 days	4 years 4 months 24 days